Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2022
DWS RREEF Global Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS RREEF Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return from both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 40), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 91) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through April 30, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at ratios no higher than 1.28%, 1.28%, 2.03%, 1.03% and 1.13% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000  in DWS funds. You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class T, Class C, Institutional Class and Class S) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies. For purposes of the fund's 80% investment policy, the term “net assets” means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund’s exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects. In addition to valuing the cash flow stream of the underlying assets, this analysis primarily considers a company's balance sheet, the quality and geography of the infrastructure asset, the management team, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment's risks and expected returns. Lastly, portfolio management considers the global infrastructure markets in general when making investment decisions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue toaffect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.Market disruptions, such as those caused by Russian military action and the COVID 19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.Infrastructure-related companies risk. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, commodities markets disruptions (e.g., significant decreases in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Infrastructure-related companies may be adversely affected by the recent pandemic spread of the novel coronavirus known as COVID-19, which may cause decreased demand for infrastructure projects and increased delays or cancellations of infrastructure projects. The pandemic may affect certain types of infrastructure assets more than others (e.g., airports, toll roads, ports and midstream oil infrastructure companies).Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement (the Trade Agreement). As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. Among other things, the Trade Agreement provides for zero tariffs and zero quotas on all goods that comply with appropriate rules of origin and establishes the treatment and level of access the United Kingdom and EU have agreed to grant each other’s service suppliers and investors. In addition to trade in goods and services and investment, the Trade Agreement also covers digital trade, intellectual property, public procurement, aviation and road transport, energy, fisheries, social security coordination, law enforcement and judicial cooperation in criminal matters, thematic cooperation and participation in EU programs. Even with the Trade Agreement in place, the United Kingdom’s withdrawal from the EU may create new barriers to trade in goods and services and to cross-border mobility and exchanges, including with respect to trade in financial services which is not comprehensively addressed in the Trade Agreement and remains subject to negotiation between the United Kingdom and the EU. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.Currency risk. Changes in currency exchange rates may affect the value of the fund’s investments and the fund’s share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country’s government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund’s investments.Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates following periods of low rates, including the recent low rate period because there may be a greater likelihood that interest rates will increase and interest rates may increase rapidly. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators have enactedsignificant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. As these actions are modified or reversed, the fund could be adversely affected by periods of heightened volatility and uncertainty.Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.The performance figures for Class T shares prior to class inception are based on the historical performance of the fund’s Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the additional Dow Jones Brookfield Global Infrastructure Index reasonably represents the fund's overall investment process.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsPeriod endingBest Quarter14.93%March 31, 2019Worst Quarter-17.35%March 31, 2020Year-to-Date2.83%March 31, 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2021 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Advisor believes the additional Dow Jones Brookfield Global Infrastructure Index reasonably represents the fund's overall investment process.
DWS RREEF Global Infrastructure Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	$ 698
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	2,129
1 Year	rr_ExpenseExampleNoRedemptionYear01	698
3 Years	rr_ExpenseExampleNoRedemptionYear03	978
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,278
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,129
2012	rr_AnnualReturn2012	16.14%
2013	rr_AnnualReturn2013	18.19%
2014	rr_AnnualReturn2014	17.95%
2015	rr_AnnualReturn2015	(14.40%)
2016	rr_AnnualReturn2016	8.11%
2017	rr_AnnualReturn2017	13.23%
2018	rr_AnnualReturn2018	(11.24%)
2019	rr_AnnualReturn2019	28.91%
2020	rr_AnnualReturn2020	(2.23%)
2021	rr_AnnualReturn2021	20.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
DWS RREEF Global Infrastructure Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	$ 377
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	977
10 Years	rr_ExpenseExampleYear10	1,858
1 Year	rr_ExpenseExampleNoRedemptionYear01	377
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	977
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,858
DWS RREEF Global Infrastructure Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	2,277
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,143
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,277
DWS RREEF Global Infrastructure Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,259
DWS RREEF Global Infrastructure Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,366
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
5 Years	rr_ExpenseExampleNoRedemptionYear05	613
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,366
DWS RREEF Global Infrastructure Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,459
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	376
5 Years	rr_ExpenseExampleNoRedemptionYear05	657
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,459
DWS RREEF Global Infrastructure Fund | before tax | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2008
DWS RREEF Global Infrastructure Fund | before tax | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS RREEF Global Infrastructure Fund | before tax | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2008
DWS RREEF Global Infrastructure Fund | before tax | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	9.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
DWS RREEF Global Infrastructure Fund | before tax | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2008
DWS RREEF Global Infrastructure Fund | before tax | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.28%
5 Years	rr_AverageAnnualReturnYear05	8.95%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2008
DWS RREEF Global Infrastructure Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	6.99%
DWS RREEF Global Infrastructure Fund | After tax on distributions and sale of fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	6.08%
DWS RREEF Global Infrastructure Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
DWS RREEF Global Infrastructure Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.03%
10 Years	rr_AverageAnnualReturnYear10	12.70%
DWS RREEF Global Infrastructure Fund | Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.87%
5 Years	rr_AverageAnnualReturnYear05	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
DWS RREEF Global Infrastructure Fund | Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.87%
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10	8.72%

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.